Business Acquisition (Details) - USD ($)		12 Months Ended
	Jan. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Goodwill			$ 815,500
Impairment of goodwill		815,500
Loss on disposition of long-term assets		$ (37,979)	$ (127,927)
VitailityRx [Member]
Business Acquisition [Line Items]
Outstanding equity interests, percentage	100.00%
Issuance of shares (in Shares)	250,000
Common stock, amount	$ 350,000
Goodwill				$ 815,500	$ 815,500